(Narratives)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	34.00%
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 900,000	$ 700,000
Accumulated net earning	61,687,000	19,034,000
Gross deferred tax assets	17,700,000	14,400,000
Gross deferred tax liabilities	30,500,000	19,900,000
Income tax benefit for stock-based compensation arrangements	22,800,000	7,500,000
Uncertain tax positions	400,000	300,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,500,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,100,000
Accumulated net earning	$ 13,000,000